Income Taxes - Summary of Movement in Current Income Tax Liabilities (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Movement in current income tax liabilities [Abstract]
Beginning of financial year	$ 4,302	$ 4,554
Income tax paid	(1,056)	(1,586)
Tax expense	941	1,432
Under/(Over) provision of income tax in prior financial year	(13)	63	$ (25)
Currency translation adjustments	(155)	(161)
End of financial year	$ 4,019	$ 4,302	$ 4,554